Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-Based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise prices of other equity instruments
Changes during 2018, 2017 and 2016 for the PSU NI awards under the framework equity incentive plan were as follows:

	2018		2017		2016
	PSU NI	Weighted average fair value at the grant date (€)	PSU NI	Weighted average fair value at the grant date (€)	PSU NI	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	8,803,826	€5.89	11,379,445	€5.65	7,356,550	€8.78
Anti-dilution adjustment	32,855	5.87	65,751	5.62	4,001,962	5.68
Granted	71,136	9.73	1,136,250	7.91	168,593	3.61
Vested	(3,857,502)	5.58	(3,758,870)	5.65	—	—
Canceled	—	—	—	—	(147,660)	5.83
Forfeited	(481,485)	6.27	(18,750)	7.91	—	—
Outstanding shares unvested at December 31	4,568,830	€6.14	8,803,826	€5.89	11,379,445	€5.65
Changes during 2018, 2017 and 2016 for the RSU awards under the framework equity incentive plan were as follows:

	2018		2017		2016
	RSUs	Weighted average fair value at the grant date (€)	RSUs	Weighted average fair value at the grant date (€)	RSUs	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	7,600,313	€9.17	7,969,623	€8.69	5,196,550	€13.49
Anti-dilution adjustment	28,299	9.12	46,189	8.64	2,826,922	8.74
Granted	627,081	18.54	2,293,940	10.43	94,222	5.73
Vested	(3,690,050)	9.09	(2,671,939)	8.64	—	—
Canceled	—	—	—	—	(148,071)	9.25
Forfeited	(274,657)	10.28	(37,500)	10.39	—	—
Outstanding shares unvested at December 31	4,290,986	€10.47	7,600,313	€9.17	7,969,623	€8.69
Changes during 2018, 2017 and 2016 for the PSU TSR awards under the framework equity incentive plan were as follows:

	2018		2017		2016
	PSU TSR	Weighted average fair value at the grant date (€)	PSU TSR	Weighted average fair value at the grant date (€)	PSU TSR	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	8,803,827	€10.58	11,379,446	€10.64	7,356,550	€16.52
Anti-dilution adjustment	32,855	10.54	65,750	10.58	4,001,962	10.70
Granted	2,473,637	13.15	1,136,250	10.84	168,593	6.71
Vested	(3,857,502)	10.51	(3,758,869)	10.63	—	—
Canceled	—	—	—	—	(147,659)	10.84
Forfeited	(526,404)	11.50	(18,750)	10.84	—	—
Outstanding shares unvested at December 31	6,926,413	€11.42	8,803,827	€10.58	11,379,446	€10.64

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period
The key assumptions utilized to calculate the grant-date fair values for the PSU NI awards are summarized below:

Key assumptions	2017 PSU NI Awards Range	2015 PSU NI Awards Range
Grant date stock price	€9.74 - €10.39	€13.44 - €15.21
Expected volatility	40%	40%
Risk-free rate	(0.8)%	0.7%
The key assumptions utilized to calculate the grant date fair values for the PSU TSR awards issued are summarized below:

Key assumptions	2018 PSU TSR Awards Range	2017 PSU TSR Awards Range	2015 PSU TSR Awards Range
Grant date stock price	€18.79	€9.74 - €10.39	€13.44 - €15.21
Expected volatility	41%	44%	37% - 39%
Dividend yield	—%	—%	—%
Risk-free rate	(0.3)%	(0.8)%	0.7% - 0.8%

Disclosure of anti-dilutive securities
The following table reflects the changes resulting from the anti-dilution adjustments:

	2018 Anti-dilution adjustment	2017 Anti-dilution adjustment	2016 Anti-dilution adjustment
PSU Awards:
Number of awards - as adjusted	17,673,363	22,890,392	22,717,024
Key assumptions - as adjusted: Grant date stock price - for PSU NI and PSU TSR	€5.71 - €10.35	€8.66 - €9.79	€8.71 - €9.85
RSU Awards:
Number of awards - as adjusted	7,628,612	8,015,812	8,023,472